CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (237,494)	$ (331,562)
Other comprehensive (loss) income:
Foreign currency translation adjustments, before and after tax	(15,743)	16,789
Other comprehensive (loss) income	(15,743)	16,789
Total comprehensive loss	(253,237)	(314,773)
Comprehensive loss attributable to participation interest	41,462	67,567
Comprehensive loss attributable to Studio City International Holdings Limited	$ (211,775)	$ (247,206)